OTHER INFORMATION	6 Months Ended
Jun. 30, 2023
Other Information
OTHER INFORMATION

13.	OTHER INFORMATION

GIBRALTAR SUPPORTING ENTITY LIQUIDATION

Following an internal reorganization of Codere Online, Codere (Gibraltar) Marketing Services LTD operations were discontinued effective April 30, 2023, and we expect to liquidate this Supporting Entity on or before December 31, 2023.

This liquidation is not expected to have a significant financial impact on the Unaudited Interim Condensed Consolidated Financial Statements.

ARGENTINA SUPPORTING ENTITY NEW CORPORATE SITUATION

On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO, a subsidiary of Parent, entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which: (i) the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Codere Argentina, S.A. and SEJO initially retaining 5% and 95% stakes, respectively. Codere Online Argentina, S.A. was incorporated on January 28, 2022

On April 21, 2023, LOTBA granted an authorization to transfer the license from Iberargen, S.A. (which had been granted on March 12, 2021) to Codere Online Argentina S.A. under the code EX-2021-08223218-GCABA-LOTBA for the marketing, distribution, and sale of online games through internet gaming platforms and/or mobile applications, allowing Codere Online Argentina S.A. (following the transfer of all applicable commercial agreements, personnel and other assets) to operate in the City of Buenos Aires from May 3, 2023.

MANAGEMENT INCENTIVE PLAN

The total number of share options, restricted shares and deferred payments right to each part of the LTIP is as follow:

	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	959,522	928,382	-
Fair value of the LTIP in USD	1,761,940	4,304,117	4,167,407
Weighted average price in USD	1.84	4.64	-
Options granted during the period	95,952	92,838	38,251
Options exercised during the period	-	-	-
Options outstanding as of June 30, 2023	95,952	92,838	38,251
Exercisable as of June 30, 2023	-	-	-

The fair value of the equity instruments granted has been determined using a Monte Carlo simulation valuation model as of each of the Grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50,13%
Plan duration (years)	5,00
Expected dividend yield	0,00%
Risk-free interest rate	U.S. Sovereign Bond yield

Regarding the forecasted share price volatility, the annualized share price volatility has been calculated as the average historical standard deviation among the company’s selected peers, considering a 5-year period, matching the LTIP tenor.

More specifically, the restricted share’s fair value has been calculated as the number of estimated vested instruments times the expected share value at the assumed restricted shares exercise date. The number of estimated vested instruments used has been the one established in each beneficiary’s invitation letter, and the expected share value has been determined according to the aforementioned Monte Carlo simulation and the valuation inputs previously detailed.

Regarding the fair value of the stock options which may be converted into the Company’s ordinary equity at a previously specified price for a determined time period, it has been obtained in a similar way, by multiplying the number of vested stock options times the expected option value as of that date. Furthermore, in order to determine the stock option value as of each of the grant dates, we have also used the expected share price evolution as determined by the Monte Carlo simulation model. Additionally, it is worth mentioning that options’ value can be divided into intrinsic value, consisting in the difference between the underlying share’s price and the option’s strike if this is a positive value for the acquirer of the option shares; and time value, which represents the possibility that the option may obtain intrinsic value in the future. Additionally, according to the valuation model’s share price expected evolution, the Company’s stock options only have time value as of each of the grant dates, due to the value of the underlying ordinary shares as of the grant dates and the strike price of $10 per share.

Finally, it must be noted that the fair value of deferred payments to be made in a future date, depends directly on a non-market condition (evolution of the Company’s EBITDA during the Sub-Plan’s life). However, it is possible to determine the number of shares to be delivered, based on the expected evolution of the Company’s EBITDA in line with its business plan, which will be revised subsequently until the payment date. To this extent, in order to establish the preliminary number of shares which will be delivered to the Sub-Plans’ beneficiaries, the main input used has been the Company’s business plan.

The incentives granted to the beneficiaries under the LTIP will be subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in the case of a termination for gross misconduct, fraud or gross negligence, in which case the relevant beneficiary would forfeit all rights to both vested and unvested compensation under the LTIP, beneficiaries that cease to be employed by Codere Online or to provide services to Codere Online, as applicable, will retain all vested compensation up to the date of any such resignation or termination. Awards are subject to recovery by Codere Online under certain events, including as a result of a breach of the post-contractual non-compete or non-solicit or pursuant to applicable laws and regulations. Except as prohibited by applicable laws, the company may extend loans to beneficiaries to pay certain taxes due in connection with compensation under the LTIP.

The LTIP is subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to the annual report of Codere Online as of December 31, 2021. As of June 30, 2023, the impact of the LTIP was recorded in the Unaudited Interim Condensed Consolidated Statements of Income (Loss) as personnel expenses amounted to 1,256 thousand euros.